Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Multi-Asset Global Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 118 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.53%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The first example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund-of-funds” that invests principally in affiliated mutual funds managed by Lord, Abbett & Co. LLC (the “underlying funds”). Under normal conditions, through the underlying funds, the Fund indirectly invests principally in equity and fixed income securities of corporate and governmental issuers located in North and South America, Europe, Australia, and the Far East. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both. Through the underlying funds, the Fund’s assets are allocated primarily to the following types of investments:

•

Foreign (including emerging market) securities, which may be traded on a U.S. or non-U.S. securities exchange, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”). Under normal market conditions, the Fund will invest at least 40%, and may invest up to 100%, of its net assets in underlying funds that invest substantially in securities of issuers organized or operated in foreign (including emerging market) countries.

•

Equity securities of large, mid-sized, and small companies. The underlying funds may invest in any security that represents equity ownership in a company. Currently, the underlying funds invest in equity securities consisting primarily of common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The underlying funds consider equity securities to include rights offerings and investments that convert into the equity securities described above.

•	Growth companies that the underlying funds believe exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.
•

Value companies that the underlying funds believe to be undervalued according to certain financial measurements of intrinsic worth or business prospects and to have the potential for capital appreciation.

•

Fixed income securities of various types. Currently, the underlying funds invest in fixed income securities consisting principally of high yield debt securities, investment grade debt securities, mortgage-related and other asset-backed securities, municipal bonds, U.S. government securities, convertible securities, bank loans, inflation-linked investments, and cash equivalents. Certain of the underlying funds may invest up to 100% of their assets in fixed income securities that are below investment grade (commonly referred to as “high yield” or “junk” bonds). High-yield debt securities are rated BB/Ba or lower by a rating agency, or are unrated but determined by Lord Abbett to be of comparable quality.

In addition to investing in the underlying funds, the Fund may invest directly in any type of derivative as part of its investment strategies or for risk management purposes. Currently, the Fund invests in derivatives consisting principally of futures, forwards, options, and swaps. To the extent that the Fund invests in derivatives, the Fund intends to do so primarily for non-hedging (sometimes referred to as “speculative”) purposes as a substitute for allocating its assets among the underlying funds. When investing in this manner, the Fund may use a derivative investment, such as an index future, to gain exposure to, or to change the weighting of its investments in, a particular asset class represented by underlying funds without increasing or decreasing the allocation among the underlying funds. The Fund may sell index futures short to reduce its exposure to a particular asset class represented by the index or to profit from an anticipated decline in the returns of the index. The Fund may invest in U.S. Treasury futures or sell U.S. Treasury futures short to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons. In addition, the Fund may invest in total return swaps on indexes to adjust its exposure to the asset class represented by the indexes. The Fund may use total return swaps where futures contracts are not available or in other cases as determined by the Fund’s portfolio manager. The Fund may invest directly in derivatives with an aggregate net notional value representing up to 50% of the Fund’s net assets. However, the Fund currently expects that the aggregate net notional value of such instruments will not exceed 35% of the Fund’s net assets under normal conditions. These percentage limitations exclude Fund assets indirectly invested in derivatives through the underlying funds.

The Fund’s portfolio manager determines the Fund’s asset allocation based on the underlying funds’ portfolio characteristics and market conditions. The Fund may sell or reallocate its investments to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund also are the principal risks of investing in the underlying funds. These risks, which could adversely affect the Fund’s performance, include:

•

Underlying Fund Risk: The assets of the Fund are invested principally in the underlying funds. As a result, the investment performance of the Fund is directly related to the investment performance of the underlying funds in which it invests. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. The Fund typically will invest in a diversified portfolio of underlying funds; however, to the extent that the Fund invests a significant portion of its assets in a single underlying fund it may be more susceptible to risks associated with that fund and its investments. It is possible that the holdings of underlying funds may contain securities of the same issuers, thereby increasing the Fund’s exposure to such issuers. It also is possible that one underlying fund may be selling a particular security when another is buying it, producing little or no change in exposure but generating transaction costs and/or resulting in realization of gains with no economic benefit. Lord Abbett is the investment adviser for both the Fund and the underlying funds and may be deemed to have a conflict of interest in determining the allocation of the Fund’s assets among the various underlying funds. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

•

Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team and/or the teams of the underlying funds fail to produce the intended results, the Fund and/or the underlying funds may not achieve their respective objectives. There can be no assurance that the allocation of Fund assets among the underlying funds or the Fund’s use of derivatives will maximize returns, minimize risks, or be appropriate for all investors. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

•

Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

•

Foreign Currency Risk: Certain of the underlying funds may invest in securities denominated in foreign currencies, which are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

•

Equity Securities Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

•

Large Company Risk: As compared to smaller successful companies, larger, more established companies may be less able to respond quickly to certain market developments and may have slower rates of growth. Large companies also may fall out of favor relative to smaller companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Mid-Sized and Small Company Risk: Investments in mid-sized and smaller companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized and smaller companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, mid-sized and smaller company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term, and securities of small companies may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. Mid-sized and smaller companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Blend Style Risk: Growth stocks tend to be more volatile than slower-growing value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. A portfolio that combines growth and value styles may diversify these risks and lower its volatility, but there is no assurance this strategy will achieve that result.

•

Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bond investments. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

•

High-Yield Securities Risk: High-yield securities typically pay a higher yield than investment grade securities, but may have greater price fluctuations and have a higher risk of default than investment grade securities. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

•

Municipal Bond Risk: Municipal bonds are subject to the same risks affecting fixed income securities in general. In addition, the prices of municipal bonds may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities) or in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds). The market for municipal bonds generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its bonds. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of bonds issued by such facilities.

•

Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. To the extent that an underlying fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

•

Derivatives Risk: Derivatives can increase the Fund’s volatility and/or reduce the Fund’s returns. Derivatives are subject to the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. In addition, investments in many types of derivatives involve heightened counterparty, liquidity, leverage, and other risks. Counterparty risk is the risk that the other party in a transaction may fail to fulfill its contractual obligations, leaving the Fund or an underlying fund to bear the resulting losses. If there is no liquid secondary trading market for derivatives, the Fund or an underlying fund may be unable to sell or otherwise close a derivatives position, exposing it to losses and making it more difficult to value accurately any derivatives in its portfolio. Because derivatives involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s or an underlying fund’s losses. Short selling derivatives the Fund does not own involves heightened leverage. This means that the Fund’s losses will be magnified if the Fund short sells index futures and the reference index later increases in value. In addition, the Fund will be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares. No performance is shown for Class R4, R5, and R6 shares because these classes have not completed a full calendar year of operations.

The bar chart and table below shows changes in the performance of the Fund during periods when it operated under the name “Lord Abbett Global Equity Fund” and pursued an investment objective of long-term growth of capital and income consistent with reasonable risk by investing directly in equity securities of large domestic and foreign companies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance is shown for Class R4, R5, and R6 shares because these classes have not completed a full calendar year of operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) — Class A Shares*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*

The Fund implemented its current investment strategy effective July 1, 2008. The performance of the Fund for periods prior to July 1, 2008 is not representative of the Fund’s current investment strategy.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 2nd Q ’09 +22.59%	Worst Quarter 4th Q ’08 -18.72%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

40% MSCI EAFE Index with Gross Dividends/25% Russell 1000® Index/20% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Constrained Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	8.66%
10 Years	rr_AverageAnnualReturnYear10	6.36%
Life of Class	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
40% MSCI EAFE Index with Gross Dividends/25% Russell 1000® Index/20% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch High Yield Constrained Index 6/30/2008 (reflects no deduction for fees, expenses, or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	8.66%
10 Years	rr_AverageAnnualReturnYear10	6.36%
Life of Class	rr_AverageAnnualReturnSinceInception	5.98%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Morningstar World Allocation Category Average 9/30/2007 (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.57%
5 Years	rr_AverageAnnualReturnYear05	7.13%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Life of Class	rr_AverageAnnualReturnSinceInception	3.26%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2007	[1]
Morningstar World Allocation Category Average 6/30/2008 (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.57%
5 Years	rr_AverageAnnualReturnYear05	7.13%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Life of Class	rr_AverageAnnualReturnSinceInception	4.69%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.32%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	356
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	665
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	996
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,930
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	356
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	665
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	996
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,930
Annual Return 2005	rr_AnnualReturn2005	8.21%
Annual Return 2006	rr_AnnualReturn2006	18.12%
Annual Return 2007	rr_AnnualReturn2007	11.82%
Annual Return 2008	rr_AnnualReturn2008	(37.33%)
Annual Return 2009	rr_AnnualReturn2009	37.83%
Annual Return 2010	rr_AnnualReturn2010	11.36%
Annual Return 2011	rr_AnnualReturn2011	(6.89%)
Annual Return 2012	rr_AnnualReturn2012	15.02%
Annual Return 2013	rr_AnnualReturn2013	14.66%
Annual Return 2014	rr_AnnualReturn2014	2.15%
1 Year	rr_AverageAnnualReturnYear01	(0.16%)
5 Years	rr_AverageAnnualReturnYear05	6.43%
10 Years	rr_AverageAnnualReturnYear10	5.36%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.82%)
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.16%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.75%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	4.14%
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.07%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	980
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,376
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,353
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	680
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,176
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,353
1 Year	rr_AverageAnnualReturnYear01	(3.31%)
5 Years	rr_AverageAnnualReturnYear05	5.83%
10 Years	rr_AverageAnnualReturnYear10	5.04%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.07%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	680
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,176
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,543
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	680
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,176
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,543
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	6.16%
10 Years	rr_AverageAnnualReturnYear10	4.90%
Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	404
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	709
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,577
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	119
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	404
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	709
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,577
1 Year	rr_AverageAnnualReturnYear01	2.39%
5 Years	rr_AverageAnnualReturnYear05	7.10%
Life of Class	rr_AverageAnnualReturnSinceInception	2.60%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	656
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,464
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	109
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	372
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	656
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,464
1 Year	rr_AverageAnnualReturnYear01	2.47%
5 Years	rr_AverageAnnualReturnYear05	7.20%
10 Years	rr_AverageAnnualReturnYear10	5.94%
Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.52%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	512
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	893
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,964
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	512
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	893
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,964
Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.67%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	170
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	971
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,125
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	558
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	971
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,125
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	6.78%
Life of Class	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.57%	[3],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	527
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	919
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,018
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	527
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	919
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,018
1 Year	rr_AverageAnnualReturnYear01	2.01%
5 Years	rr_AverageAnnualReturnYear05	6.70%
Life of Class	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.32%	[3],[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	450
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	788
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,745
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	450
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	788
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,745
Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[3],[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	656
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,464
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	109
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	372
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	656
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,464
Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[3],[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	581
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,304
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	329
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	581
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,304

[1]	Corresponds with Class F period shown.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[3]	For the period from May 1, 2015 through April 30, 2016, Lord, Abbett & Co. LLC has contractually agreed to waive its fees at an annual rate of 0.15%. This agreement may be terminated only by the Fund's Board of Directors.
[4]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[5]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[6]	Based on estimated amounts for the current fiscal year.